Submission	Oct. 22, 2026
Submission [Line Items]
Central Index Key	0001806540
Registrant Name	Lycia Therapeutics, Inc.
Registration File Number	333-299300
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES